Fair Value of Financial Instruments (Details) - Schedule of financial assets and liabilities remeasured on recurring basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Private Warrants [Member] | Level 1 [Member]
Liabilities:
Private warrants
Private Warrants [Member] | Level 2 [Member]
Liabilities:
Private warrants
Private Warrants [Member] | Level 3 [Member]
Liabilities:
Private warrants	52	642
Bridge Warrants [Member] | Level 1 [Member]
Liabilities:
Bridge warrants
Bridge Warrants [Member] | Level 2 [Member]
Liabilities:
Bridge warrants
Bridge Warrants [Member] | Level 3 [Member]
Liabilities:
Bridge warrants	95,130
Obligation to issue registered shares of Class A Common Stock [Member] | Level 1 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock
Obligation to issue registered shares of Class A Common Stock [Member] | Level 2 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock
Obligation to issue registered shares of Class A Common Stock [Member] | Level 3 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock		12,635
Notes payable [Member] | Level 1 [Member]
Liabilities:
Notes payable
Notes payable [Member] | Level 2 [Member]
Liabilities:
Notes payable
Notes payable [Member] | Level 3 [Member]
Liabilities:
Notes payable	$ 26,008	$ 161,282